Analysis by Operating Segment and Geographic Area - Summary of Analysis of Operating revenues by category (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of products and services [Line Items]
Operating revenues	$ 1,320.0	$ 1,195.5	$ 2,100.9
Operating revenues percentage	100.00%	100.00%	100.00%
Services rendered and royalties [Member]
Disclosure of products and services [Line Items]
Operating revenues	$ 905.1	$ 906.3	$ 1,451.3
Operating revenues percentage	68.60%	75.80%	69.10%
Sales of Goods [Member]
Disclosure of products and services [Line Items]
Operating revenues	$ 202.4	$ 168.7	$ 378.3
Operating revenues percentage	15.30%	14.10%	18.00%
After-sales on Multi-client surveys [Member]
Disclosure of products and services [Line Items]
Operating revenues	$ 200.3	$ 111.1	$ 256.2
Operating revenues percentage	15.20%	9.30%	12.20%
Leases [member]
Disclosure of products and services [Line Items]
Operating revenues	$ 12.2	$ 9.4	$ 15.1
Operating revenues percentage	0.90%	0.80%	0.70%